ACR International Quality Return (IQR) Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 87.4%
	CANADA — 9.0%
9,360	Fairfax Financial Holdings Ltd.	$4,537,477
902,710	KITS Eyecare Ltd.*	1,887,322
		6,424,799
	DENMARK — 4.6%
180,886	ISS A/S*	3,301,847
	FRANCE — 11.8%
206,385	Cie Plastic Omnium S.A.	4,362,200
20,210	Danone S.A.	1,229,508
24,894	Thales S.A.	2,845,832
		8,437,540
	IRELAND — 4.1%
1,617,958	Greencore Group PLC*	2,899,909
	ITALY — 2.7%
161,490	Brembo S.p.A.	1,906,140
	NORWAY — 5.3%
103,891	Multiconsult A.S.A.[1]	1,754,396
159,765	Protector Forsikring A.S.A.	2,018,855
		3,773,251
	SWITZERLAND — 4.3%
3,803	Medmix A.G.*[1]	140,082
35,045	Sulzer A.G.	2,950,781
		3,090,863
	UNITED KINGDOM — 43.2%
69,961	Ashtead Group PLC	4,546,404
213,426	Barclays PLC - ADR	2,112,917
1,092,171	Countryside Partnerships PLC*[1]	4,429,637
1,382,518	Eurocell PLC	4,265,886
135,218	Liberty Global PLC - Class C*[2]	3,498,090
98,848	Liberty Latin America Ltd. - Class C*[2]	997,376
774,923	Naked Wines PLC*	4,395,146
209,480	Victoria PLC*	2,029,039
259,695	Vodafone Group PLC - ADR	4,596,602
		30,871,097

ACR International Quality Return (IQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 2.4%
174,122	Burford Capital Ltd.	$1,692,212
	TOTAL COMMON STOCKS
	(Cost $62,871,468)	62,397,658

Principal Amount
	SHORT-TERM INVESTMENTS — 11.1%
$7,909,482	UMB Bank Demand Deposit, 0.01%[3]	7,909,482
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,909,482)	7,909,482
	TOTAL INVESTMENTS — 98.5%
	(Cost $70,780,950)	70,307,140
	Other Assets in Excess of Liabilities — 1.5%	1,095,023
	TOTAL NET ASSETS — 100.0%	$71,402,163

ADR – American Depository Receipt
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,324,115 which represents 8.9% of Net Assets.
[2]Foreign security denominated in U.S. Dollars.
[3]The rate is the annualized seven-day yield at period end.